Pledged Assets and Debt - Senior PIK (Details)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Accrued interest	$ 1,586,000		$ 1,586,000
Risk-free interest rate
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	1.93		1.93
Dividend yield
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	0.00		0.00
Expected volatility
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	55.00		55.00
Expected term (years)
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurment inputs, term	5 years
Credit risk
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs	6,635,000	209,509,000	6,635,000
Senior PIK notes payable | 10.750% senior PIK notes due 2023
Debt Instrument [Line Items]
Interest rate (as a percent)	10.75%		10.75%
Principal	$ 276,940,000		$ 276,940,000
Principal, noncurrent	276,940,000		276,940,000
Discount	216,144,000		216,144,000
Discount, noncurrent	216,144,000		216,144,000
Fair value	60,796,000		60,796,000
Fair value, noncurrent	60,796,000		60,796,000
Senior PIK notes payable | 10.750% senior PIK notes due 2023 | Current Liabilities
Debt Instrument [Line Items]
Accrued interest	1,571,000		$ 1,571,000
Senior secured notes payable | 10.75% senior secured notes due 2019
Debt Instrument [Line Items]
Percent of holders or managers given signatory			50.00%
Senior secured notes payable | 12.75% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Percent of holders or managers given signatory			100.00%
Senior secured notes payable | 10.750% senior PIK notes due 2023
Debt Instrument [Line Items]
Debt amount	$ 276,900,000		$ 276,900,000
Interest rate (as a percent)	10.75%		10.75%
Predecessor
Debt Instrument [Line Items]
Accrued interest				$ 5,145,000
Predecessor | Risk-free interest rate
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs		1.76
Predecessor | Dividend yield
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs		0.00
Predecessor | Expected volatility
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurement inputs		150.00
Predecessor | Expected term (years)
Significant assumptions used in the Black Scholes option price methodology
PIK Notes, measurment inputs, term		1 year
Predecessor | 12.75% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)	12.75%		12.75%
Predecessor | Senior secured notes payable | 10.75% senior secured notes due 2019
Debt Instrument [Line Items]
Interest rate (as a percent)	10.75%		10.75%
Predecessor | Senior secured notes payable | 12.75% Senior Secured Notes due 2020
Debt Instrument [Line Items]
Interest rate (as a percent)		12.75%		12.75%